Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	$ 2,085	$ 1,654	$ 747	$ 912
Post-employment and other non-current employee benefits	5,534	4,867
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	943	978
Non-vested benefit obligation	2,694	2,506
Accumulated benefit obligation	3,637	3,484
Excess of projected defined benefit obligation over accumulated benefit obligation	1,939	1,600
Defined benefit obligation	5,576	5,084
Pension plan funds at fair value	(1,514)	(1,429)
Net defined benefit liability	4,062	3,655
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	602	500
Non-vested benefit obligation	449	445
Accumulated benefit obligation	1,051	945
Excess of projected defined benefit obligation over accumulated benefit obligation	681	393
Defined benefit obligation	1,732	1,338
Pension plan funds at fair value	(260)	(126)
Net defined benefit liability	$ 1,472	$ 1,212